Operating Leases (Details) (USD $)	Dec. 31, 2012
Leases [Abstract]
December 31, 2013	$ 40,000
December 31, 2014	40,000
December 31, 2015	40,000
December 31, 2016	40,000
December 31, 2017	40,000
Total future lease committments	$ 200,000